Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

The consolidated financial statements include the accounts of the Company, its wholly-owned and majority-owned subsidiaries.

All significant intercompany accounts and transactions have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of operations and comprehensive loss from the effective date of acquisition or up to the effective date of disposal, as appropriate. The portion of the income or loss applicable to noncontrolling interest in subsidiaries is reflected in the consolidated statements of operations and comprehensive loss.

Discontinued operations

On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Qingdao Tiandihui Foodstuffs Co., Ltd., and it entered into bankruptcy proceedings. Accordingly, these legal claims are now subject to the bankruptcy proceedings. As of December 31, 2022, and as of the date of this filing, the bankruptcy proceedings have not been completed and are expected to be completed by the end of 2023. As a result, the operation results of Tiandihui was presented as discontinued operations as of December 31, 2022.

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations (see Note 4)

Reclassifications

In connection with the discontinued operations of a business, certain prior-year amounts have been reclassified for consistency with the current-year presentation. These reclassifications had no effect on the reported results of operations. The assets and liabilities related to the discontinued operations are classified as assets/liabilities held for sale as of December 31, 2022 and 2021, while results of operations related to the discontinued operations, including comparatives, were reported as losses from discontinued operations. Certain prior-year balance sheet accounts have been reclassified to conform to the current-year presentation.

Going Concern

Our consolidated financial statements have been prepared assuming we will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. For the year ended December 31, 2022, our revenue from the restaurant business segment increased by approximately $2.5 million as compared to 2021 and we reported a net income of approximately $0.86 million and cash flows from operating activities of approximately $0.85 million in 2022. However, due to the sharp rise in market prices of raw materials, the lack of operational efficiency of our production facilities and our inability to make bank loan repayment upon maturity, we suspended our petfood production and normal business operations and we were involved in certain legal proceedings beginning in November 2019. Although we resumed our operations in May 2020 factors including the Covid pandemic, the increase in cost of raw materials required for petfood production; accepting less orders in an attempt to avoid unprofitable orders and customers; and decreased demand for sales of petfood, led to a decrease in our petfood revenue from $0.47 million in 2021 and to only $0.02 million in 2022. Additionally, our remaining petfood production facility was frozen by the court and became subject to a bankruptcy proceeding. We decided to discontinue our petfood manufacturing business segment in the first quarter 2023 due to the above operational challenges. As a result, it is uncertain our future revenue and cash flows will be sufficient to support our growth. In addition, although we received approximately $6 million net proceeds from the issuance of common shares to certain investors during fiscal year 2022, there can be no assurances that future revenue or capital infusion will be sufficient to enable us to develop our business to a level where it will be profitable or to generate positive cash flows. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the date that our consolidated financial statements are issued.

Management’s plan to alleviate the substantial doubt about the Company’s ability to continue as a going concern include attempting to improve its business profitability, its ability to generate sufficient cash flow from its operations to meet its operating needs on a timely basis, obtain additional working capital funds through debt and equity financings to eliminate inefficiencies in order to meet its anticipated cash requirements. However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company’s ongoing capital expenditures, working capital, and other requirements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of TDH Holdings, TDH HK, TDH Petfood LLC TDH Income Corporation, Ruby21Noland LLC, Far Ling’s Inc, Bo Ling’s Chinese Restaurant, Inc and TDH Foods Limited is United States dollar. The functional currency of Beijing Wenxin, Qingdao Chihong, Tiandihui, Tiandihui Pet Foodstuffs, Tiandihui Foodstuffs Sales and Chongai Jiujiu is Renminbi (“RMB”). The functional currency of TDH Group BVBA is Euro (“€”). The functional currency of TDH JAPAN is Yen (“¥”). For the subsidiaries whose functional currencies are RMB, Euro and Yen, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of operations.

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB):

Period Covered	Balance Sheet Date Rates	Average Rates
Year ended December 31, 2022	6.9646	6.7261
Year ended December 31, 2021	6.3757	6.4515

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2022	0.9383	0.9485
Year ended December 31, 2021	0.8831	0.8448

The exchange rates used to translate amounts in Yen into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=¥):

Period Covered	Balance Sheet Date Rate	Average Rate
Year ended December 31, 2021	115.0536	109.7430

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, allowance for credit losses, write-down in value of inventories and income taxes including the valuation allowance for deferred tax assets. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

COVID-19 Pandemic

The COVID-19 pandemic has created significant public health concerns as well as economic disruption, uncertainty, and volatility which may negatively affect our business operations. As a result, as the pandemic persists and/or if it worsens, our accounting estimates and assumptions could be impacted in subsequent periods, and it is reasonably possible such changes could be significant (although the potential effects cannot be estimated at this time).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash in time deposits and highly liquid investments purchased with original maturities of three months or less.

Restricted Cash

Restricted cash mainly represents bank deposits judicially frozen by the court as a result of legal proceedings as of December 31, 2022 and 2021. Restricted cash amounted to $1,289,051 and $1,485,009 as of December 31, 2022 and 2021, respectively and was included in “current assets held for sales associated with discontinued operation of Tiandihui” (see Note 4).

Short-term Investments

Starting March 2020 and throughout the years ended December 31, 2020, 2021 and 2022, TDH Holdings invested in equity securities of certain publicly listed companies through various open market transactions. The investments in marketable securities are managed and operated by an asset management company. Pursuant to the asset management agreement, for the period from March 1, 2020 to December 31, 2022, the asset management company is entitled to 25% of total realized gain if certain condition is met. In addition, if the total accumulated realized gain as of December 31, 2022, 2021 and 2020 is in excess of 20% (“exceeding portion”), the asset management company is entitled to additional monetary reward in the amount of 70% of the exceeding portion of the total realized gain.

TDH Holdings’ investments in marketable securities are accounted for pursuant to ASC 321 and reported at their readily determinable fair value as quoted by market exchanges in the consolidated balance sheets with change in fair value recognized in earnings. Changes in fair value, including realized gain of approximately $4.19 million and unrealized loss of approximately $0.03 million for the year ended December 31, 2022. Changes in fair value, including realized gain of approximately $0.07 million and unrealized gain of approximately $0.5 million for the year ended December 31, 2021, which were included in “investment income” in the accompanying consolidated statements of operations and comprehensive loss.

Business Combination

In October 2021, the Company acquired 51% equity interests of Far Ling’s Inc. and 100% equity interests of Bo Ling’s Chinese Restaurant, Inc. (see Note 3). Business combination is accounted for under the purchase method of accounting. Under the purchase method, assets and liabilities of the business acquired are recorded at their estimated fair values as of the date of acquisition with any excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired recorded as goodwill. Results of operations of the acquired business are included in the statement of operations from the date of acquisition.

Non-controlling interest

As of December 31, 2022 and 2021, non-controlling interest represents 49% of the equity interest in Far Ling’s Inc. owned by minority shareholder, which is not under the Company’s control.

Current Expected Credit Losses

On January 1, 2020, the Company adopted FASB Accounting Standards Update (ASU) 2016-13 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments,” (ASC Topic 326) and its amendments using the modified retrospective approach. Results for reporting periods beginning after January 1, 2020 are presented under ASC Topic 326, while prior amounts are not adjusted. The Company’s accounts receivables, advances to suppliers, prepayments and other current assets are within the scope of ASC Topic 326. This ASU replaces the incurred loss impairment model with an expected credit loss impairment model for financial instruments. The amendments require entities to consider forward-looking information to estimate expected credit losses, resulting in earlier recognition of losses for receivables that are current or not yet due, which were not considered under the previous accounting guidance. The adoption of this standard did not have a material impact to the Company’s consolidated financial statements.

Our expected loss allowance methodology is developed using an aging method and analyses of historical credit losses experience, current economic conditions, future market forecasts and any recoveries in assessing the lifetime expected credit losses. Additionally, external data and macroeconomic factors are also considered.

Inventories

Inventories, consisting of raw materials, work in progress, and finished goods, are stated at the lower of cost or net realizable value, with cost computed on a weighted-average basis. The valuation of inventory requires us to estimate excess and slow-moving inventory. We evaluate the recoverability of our inventory based on assumption about expected demand, market conditions, forecasts prepared by its customers, sales contracts and orders in hand.

Property, Plant and Equipment

Property, plant and equipment, are stated at cost less depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 - 50 years

Land Use Rights

According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. Land use rights are being amortized using the straight-line method over the periods the rights are granted.

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

Impairment of Long-Lived Assets and Goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company recorded impairment loss on long-lived assets other than goodwill of $6,833, $217,257 and $0 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company’s goodwill is tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. In testing for goodwill impairment, the Company compares the fair value of its reporting unit to its carrying value including the goodwill of that unit. If the carrying value, including goodwill, exceeds the reporting unit’s fair value, the Company will recognize an impairment loss for the amount by which the carrying amount exceeds the reporting unit’s fair value. The loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit. Given the Company’s net loss position, the Company recorded impairment of goodwill of $0, $335,570 and $0 for the years ended December 31, 2022, 2021 and 2020, respectively.

In accordance with ASC 323, Investments-Equity Method and Joint Ventures, the Company applies the equity method of accounting to equity investments, over which it has significant influence but does not own a majority equity interests or otherwise control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Under the equity method, the Company initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment.

The Company continually reviews its investment under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company makes assessment of whether an investment is impaired at each reporting date and recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive loss if there is any. The Company makes a qualitative assessment of whether the investments are impaired at each reporting date.

Fair Value of Financial Instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company measures certain financial assets, including the investment under the measurement alternative method and equity method on other-than-temporary basis, intangible assets and fixed assets at fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

For certain of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, inventories, prepayments and other current assets, accounts payable, advances from customers, taxes payable, bank overdrafts, short-term loans and other current liabilities, the carrying amounts approximate their fair values due to the short maturities. The fair value of the Company’s investments in the equity securities of publicly listed companies are measured using quoted market prices.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observation Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance
Publicly listed equity securities
As of December 31, 2022	$9,922,366	-	-	9,922,366
As of December 31, 2021	$4,428,446	-	-	4,428,446

Lease Commitments

On January 1, 2019, the Company adopted ASU 2016-02, Leases (together with all amendments subsequently issued thereto, “ASC Topic 842”), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among others, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The lease term includes option renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

Payments made under operating leases are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease period. The Company does not have finance lease arrangements as of December 31, 2022 and 2021. See Note 15 for further discussion.

Earnings (Loss) per Share

Basic earnings (loss) per common share is computed by dividing net income (loss) attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the sum of the weighted average number of common shares outstanding and dilutive potential common shares during the period. Potentially dilutive common shares consist of common shares warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive. There were no diluted shares for the years ended December 31, 2022, 2021 and 2020.

Revenue Recognition

Revenue is measured according to ASC Topic 606, Revenue from Contracts with Customers. The Company currently generated revenue from two sources: sales of petfood products and revenue from restaurant business operation.

Revenue for sale of products is derived from contracts with customers, which primarily include the sale of petfood products. The Company recognizes revenue upon transfer of control of promised goods in a contract with a customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss has transferred to the customer.

In connection with the business acquisition as disclosed in Note 3, the Company started to generate revenue from restaurant business operation since late 2021. Revenue from providing dining services and sales of meals is recognized at point when services are rendered. The Company recognizes revenues in the form of restaurant sales at the time of the sale when payment is made by the customer, as the Company has completed its performance obligation, namely the provision of food and beverage, and the accompanying customer service, during the customer’s visit to the restaurant.

Revenue is recognized net of any taxes collected from customers that are subsequently remitted to governmental authorities, including value-added tax (“VAT”), business tax, applicable local government levies. At the time revenue is recognized, allowances are recorded, with the related reduction to revenue, for estimated sales returns based upon historical experience and related terms of customer arrangements.

The allowance for sales returns recorded by the Company was $0, $0 million and $0 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company does not provide rebate, pricing protection or any other concessions to its customers.

The Company elected to account for shipping and handling fees that occur after the customer has obtained control of goods, for instance, free onboard shipping point arrangements, as a fulfillment cost and accrues for such costs.

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. See Note 14 for information regarding revenue disaggregation by product lines, marketing channels and countries.

Contract liabilities are recorded when consideration is received from a customer prior to transferring the control of goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2022 and 2021, the Company recorded contract liabilities of $11,024 and $16,959, respectively, which were presented as advances from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2022, 2021 and 2020, the Company recognized $6,970, $163,074 and $56,983 of contract liabilities as revenue, respectively.

Government Grants

Government grants include cash subsidies as well as other subsidies received from the PRC government by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of operations and comprehensive loss when cash is received and the relevant performance criteria specified in the grant are met.

Selling Expenses

Selling expenses consist primarily of advertising, salaries and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Shipping and handling expenses amounted to $1,828, $4,864 and $620 for the years ended December 31, 2022, 2021 and 2020, respectively.

Advertising costs amounted to $93,197, $22,019 and $144 for the years ended December 31, 2022, 2021 and 2020, respectively.

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income (Loss)

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income (loss), its components and accumulated balances. Components of comprehensive income ( loss) include net income (loss) and foreign currency translation adjustment. As of December 31, 2022, 2021 and 2020, the only component of accumulated other comprehensive income (loss) was foreign currency translation adjustment.

Loss Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of possible loss, if material, in the notes to the consolidated financial statements.

The Company reviews the developments in contingencies that could affect the amount of the provisions that has been previously recorded, and the matters and related possible losses disclosed. The Company makes adjustments to provisions and changes to its disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents, restricted cash, and accounts receivable arising from its normal business activities. The Company places its cash and cash equivalents in financial institutions in the U.S., the PRC, Hong Kong and New Zealand, which the management believes to be credit-worthy. The Company establishes an allowance for credit losses primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only two operating segments as of December 31, 2022 (see Note 14).

Recently Issued Accounting Pronouncements Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, (Topic 848). The amendments in Topic 848 provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Topic 848 can be applied by all entities as of the beginning of the interim period that includes March 12, 2020, or any date thereafter, and entities may elect to apply the amendments prospectively through December 31, 2022. The Company did not utilize the optional expedients and exceptions provided by this standard during the year ended December 31, 2021. The Company is evaluating the impact of this standard on its consolidated financial statements and disclosures.